July 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Managed Futures Active ETF | ISMF | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
July 31, 2025
iShares Managed Futures Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bill
4.10%, 02/19/26(a)	$5,316	$5,194,534
4.23%, 11/06/25(a)	5,430	5,368,350
4.33%, 08/21/25(a)	5,430	5,417,041
Total U.S. Treasury Obligations — 89.4% (Cost: $15,985,689)		15,979,925
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	890,000	890,000
Total Money Market Funds — 5.0% (Cost: $890,000)		890,000
Total Investments — 94.4% (Cost: $16,875,689)		16,869,925
Other Assets Less Liabilities — 5.6%		1,001,833
Net Assets — 100.0%		$17,871,758

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/12/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$890,000 (b)	$—	$—	$—	$890,000	890,000	$64,578	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	71	08/28/25	$976	$(13,989)
NY Harbor ULSD(a)	1	08/29/25	101	1,040
Euro Bund	5	09/08/25	740	(6,906)
Low Sulphur Gas(a)	1	09/11/25	70	498
TOPIX Index	1	09/11/25	193	8,801
S&P/TSE 60 Index	7	09/18/25	1,638	38,535
SPI 200 Index	5	09/18/25	699	12,105
10-Year U.S. Treasury Note	2	09/19/25	222	716
DAX Index	1	09/19/25	687	9,531
FTSE 100 Index	13	09/19/25	1,561	32,358
MSCI Emerging Markets Index	29	09/19/25	1,796	24,763
S&P 500 E-Mini Index	2	09/19/25	638	20,814

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Managed Futures Active ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Silver	3	09/26/25	$551	$(22,926)
Gold 100 OZ(a)	3	10/29/25	996	(24,614)
				80,726
Short Contracts
CAC 40 Index	(9)	08/15/25	797	7,117
IFSC Nifty 50 Index	(1)	08/28/25	50	162
Brent Crude Oil(a)	(1)	08/29/25	72	(3,002)
Gasoline RBOB(a)	(3)	08/29/25	274	(4,425)
10-Year Japanese Government Treasury Bonds	(7)	09/12/25	6,407	29,228
Corn(a)	(32)	09/12/25	630	26,949
Soybean(a)	(9)	09/12/25	436	12,095
10-Year Australian Treasury Bonds	27	09/15/25	1,974	(1,888)
E-Mini Russell 2000 Index	(6)	09/19/25	666	(30,573)
Long Gilt	(6)	09/26/25	730	(6,135)
				29,528
				$110,254

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	218,000	USD	38,330	Goldman Sachs & Co.	09/17/25	$169
CHF	1,233,000	EUR	1,328,143	BNP Paribas SA	09/17/25	6,111
CHF	412,000	EUR	444,224	Goldman Sachs & Co.	09/17/25	1,546
EUR	169,291	SEK	1,880,000	BNP Paribas SA	09/17/25	1,166
EUR	391,017	SEK	4,361,000	Goldman Sachs & Co.	09/17/25	777
MXN	2,455,000	USD	127,998	BNP Paribas SA	09/17/25	1,525
MXN	23,441,000	USD	1,217,851	Goldman Sachs & Co.	09/17/25	18,861
SEK	621,000	EUR	55,017	Goldman Sachs & Co.	09/17/25	648
USD	4,338,614	AUD	6,661,000	BNP Paribas SA	09/17/25	54,488
USD	243,081	AUD	375,000	Goldman Sachs & Co.	09/17/25	1,893
USD	44,361	BRL	251,000	BNP Paribas SA	09/17/25	34
USD	511,453	CAD	693,000	BNP Paribas SA	09/17/25	10,159
USD	4,302,635	CAD	5,876,000	Goldman Sachs & Co.	09/17/25	52,129
USD	92,642	EUR	80,000	BNP Paribas SA	09/17/25	1,079
USD	549,846	EUR	479,372	Goldman Sachs & Co.	09/17/25	1,192
USD	1,095,567	GBP	818,000	BNP Paribas SA	09/17/25	14,812
USD	881,276	GBP	652,000	Goldman Sachs & Co.	09/17/25	19,843
USD	179,842	INR	15,557,000	BNP Paribas SA	09/17/25	2,491
USD	579,166	INR	50,261,000	Goldman Sachs & Co.	09/17/25	6,188
USD	434,766	JPY	63,412,000	BNP Paribas SA	09/17/25	12,198
USD	1,324,720	JPY	190,497,000	Goldman Sachs & Co.	09/17/25	55,277
USD	838,536	NZD	1,399,000	BNP Paribas SA	09/17/25	13,094
USD	2,523,542	NZD	4,169,000	Goldman Sachs & Co.	09/17/25	63,739
USD	1,308,656	TWD	38,447,000	BNP Paribas SA	09/17/25	18,845
USD	159,573	ZAR	2,899,000	BNP Paribas SA	09/17/25	911
USD	126,053	ZAR	2,250,000	Goldman Sachs & Co.	09/17/25	2,911
						362,086

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Managed Futures Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,040,000	USD	184,487	BNP Paribas SA	09/17/25	$(822)
BRL	3,455,000	USD	617,531	Goldman Sachs & Co.	09/17/25	(7,373)
CAD	347,000	USD	255,579	BNP Paribas SA	09/17/25	(4,571)
CAD	546,000	USD	399,074	Goldman Sachs & Co.	09/17/25	(4,115)
EUR	23,548	CHF	22,000	Goldman Sachs & Co.	09/17/25	(280)
EUR	641,529	NOK	7,626,000	BNP Paribas SA	09/17/25	(3,576)
EUR	148,476	NOK	1,765,000	Goldman Sachs & Co.	09/17/25	(831)
EUR	2,168,000	USD	2,536,544	BNP Paribas SA	09/17/25	(55,208)
EUR	1,332,000	USD	1,552,518	Goldman Sachs & Co.	09/17/25	(28,007)
GBP	4,381,000	USD	5,905,142	BNP Paribas SA	09/17/25	(116,894)
GBP	76,000	USD	103,814	Goldman Sachs & Co.	09/17/25	(3,401)
INR	10,117,000	USD	117,587	BNP Paribas SA	09/17/25	(2,253)
INR	19,105,000	USD	222,400	Goldman Sachs & Co.	09/17/25	(4,602)
MXN	3,015,000	USD	160,358	BNP Paribas SA	09/17/25	(1,291)
MXN	2,023,000	USD	106,954	Goldman Sachs & Co.	09/17/25	(223)
NOK	3,745,000	EUR	319,904	Goldman Sachs & Co.	09/17/25	(3,805)
NOK	10,894,000	USD	1,077,921	Goldman Sachs & Co.	09/17/25	(23,913)
NZD	23,000	USD	13,925	BNP Paribas SA	09/17/25	(355)
NZD	334,000	USD	201,682	Goldman Sachs & Co.	09/17/25	(4,614)
SEK	16,590,000	USD	1,734,977	Goldman Sachs & Co.	09/17/25	(35,453)
TWD	19,785,000	USD	685,594	BNP Paribas SA	09/17/25	(21,851)
TWD	20,367,000	USD	714,692	Goldman Sachs & Co.	09/17/25	(31,425)
USD	137,540	AUD	214,000	BNP Paribas SA	09/17/25	(98)
USD	26,206	BRL	149,000	Goldman Sachs & Co.	09/17/25	(108)
USD	577,562	CHF	469,000	BNP Paribas SA	09/17/25	(2,966)
USD	35,589	MXN	679,000	Goldman Sachs & Co.	09/17/25	(234)
ZAR	7,394,000	USD	412,476	BNP Paribas SA	09/17/25	(7,803)
ZAR	3,477,000	USD	193,610	Goldman Sachs & Co.	09/17/25	(3,314)
						(369,386)
						$(7,300)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Managed Futures Active ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations	$—	$15,979,925	$—	$15,979,925
Short-Term Securities
Money Market Funds	890,000	—	—	890,000
	$890,000	$15,979,925	$—	$16,869,925
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$40,582	$—	$—	$40,582
Equity Contracts	103,496	50,690	—	154,186
Foreign Currency Exchange Contracts	—	362,086	—	362,086
Interest Rate Contracts	29,944	—	—	29,944
Liabilities
Commodity Contracts	(54,967)	—	—	(54,967)
Equity Contracts	(30,573)	(13,989)	—	(44,562)
Foreign Currency Exchange Contracts	—	(369,386)	—	(369,386)
Interest Rate Contracts	(14,929)	—	—	(14,929)
	$73,553	$29,401	$—	$102,954

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.